FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Sensitivity analysis net exposure (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2018 BRL (R$) item
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Percentage of risk deterioration for scenario one	25.00%
Percentage of risk deterioration for scenario two	50.00%
Number of scenarios | item	3
Probable
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	R$ (1,216)
Net exposure in us dollars hedge short position	5,072
Net exposure in IPCA	(80,193)
Net exposure in UMBND	1,962
Net exposure in TJLP	(785,440)
Net exposure in hedge CDI position	(650,477)
Total net exposure in each scenario	(1,510,292)
Probable | Hedge (long position) derivatives depreciation risk in Euro [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(69,218)
Probable | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(20,747)
Probable | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	88,749
Probable | Hedge (short position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(234,813)
Probable | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(112,981)
Probable | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	352,866
Probable | Hedge (long position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	273,712
Probable | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(353,905)
Probable | Hedge (long position) derivatives risk of decrease risk in UMBND
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in UMBND	98,576
Probable | Debt risk of increase in UMBND
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in UMBND	(96,614)
Probable | Hedge (long position) derivatives risk of decrease risk in TJLP
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in TJLP	152,558
Probable | Debt risk of increase in TJLP
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in TJLP	(937,998)
Probable | Hedge US $ and Euro (short and long position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(125,631)
Probable | Hedge IPCA short position derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(273,712)
Probable | Hedge UMBND short position derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(98,576)
Probable | Hedge TJLP short position derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(152,558)
25% depreciation
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(1,520)
Net exposure in us dollars hedge short position	6,339
Net exposure in IPCA	(80,193)
Net exposure in UMBND	1,752
Net exposure in TJLP	(785,415)
Net exposure in hedge CDI position	(630,797)
Total net exposure in each scenario	(1,489,834)
Net effect on changes in current fair value	20,458
25% depreciation | Hedge (long position) derivatives depreciation risk in Euro [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(86,522)
25% depreciation | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(25,934)
25% depreciation | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	110,936
25% depreciation | Hedge (short position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(293,516)
25% depreciation | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(141,227)
25% depreciation | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	441,082
25% depreciation | Hedge (long position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	254,731
25% depreciation | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(334,924)
25% depreciation | Hedge (long position) derivatives risk of decrease risk in UMBND
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in UMBND	98,396
25% depreciation | Debt risk of increase in UMBND
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in UMBND	(96,644)
25% depreciation | Hedge (long position) derivatives risk of decrease risk in TJLP
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in TJLP	151,975
25% depreciation | Debt risk of increase in TJLP
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in TJLP	(937,390)
25% depreciation | Hedge US $ and Euro (short and long position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(125,695)
25% depreciation | Hedge IPCA short position derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(254,731)
25% depreciation | Hedge UMBND short position derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(98,396)
25% depreciation | Hedge TJLP short position derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(151,975)
50% depreciation
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(1,824)
Net exposure in us dollars hedge short position	7,608
Net exposure in IPCA	(80,193)
Net exposure in UMBND	1,746
Net exposure in TJLP	(785,390)
Net exposure in hedge CDI position	(613,506)
Total net exposure in each scenario	(1,471,559)
Net effect on changes in current fair value	38,733
50% depreciation | Hedge (long position) derivatives depreciation risk in Euro [member]
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(103,827)
50% depreciation | Debt appreciation risk for payables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	(31,121)
50% depreciation | Debt depreciation risk for receivables in Euro
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in euro	133,123
50% depreciation | Hedge (short position) derivatives depreciation risk in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(352,219)
50% depreciation | Debt appreciation risk for payables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	(169,472)
50% depreciation | Debt depreciation risk for receivables in US dollars
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in us dollars hedge short position	529,299
50% depreciation | Hedge (long position) derivatives risk of decrease risk in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	238,133
50% depreciation | Debt risk of increase in IPCA
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in IPCA	(318,326)
50% depreciation | Hedge (long position) derivatives risk of decrease risk in UMBND
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in UMBND	98,217
50% depreciation | Debt risk of increase in UMBND
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in UMBND	(96,471)
50% depreciation | Hedge (long position) derivatives risk of decrease risk in TJLP
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in TJLP	151,402
50% depreciation | Debt risk of increase in TJLP
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in TJLP	(936,792)
50% depreciation | Hedge US $ and Euro (short and long position) derivative risk decrease in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(125,754)
50% depreciation | Hedge IPCA short position derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(238,133)
50% depreciation | Hedge UMBND short position derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	(98,217)
50% depreciation | Hedge TJLP short position derivatives risk of increase in CDI
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Net exposure in hedge CDI position	R$ (151,402)